UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal
Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New

York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd
Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)

BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 84.4%
Corporate — 10.6%
Chautauqua County Industrial
Development Agency, RB, NRG
Dunkirk Power Project, 5.88%,
4/01/42	$ 1,000	$ 1,012,940
Essex County Industrial Development
Agency New York, RB, International
Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	350	359,618
Jefferson County Industrial
Development Agency New York,
Refunding RB, Solid Waste, Series A,
AMT, 5.20%, 12/01/20	250	244,580
New York City Industrial Development
Agency, RB, AMT:
1990 American Airlines Inc. Project,
5.40%, 7/01/20	3,500	2,677,080
American Airlines Inc., JFK
International Airport, 7.75%,
8/01/31	2,000	2,017,340
British Airways Plc Project, 5.25%,
12/01/32	1,000	721,470
Continental Airlines Inc. Project,
8.00%, 11/01/12	945	937,563
Continental Airlines Inc. Project,
8.38%, 11/01/16	250	244,998
New York City Industrial Development
Agency, Refunding RB, Terminal One
Group Association Project, AMT,
5.50%, 1/01/24	2,500	2,526,750
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	5,100	5,135,802
5.50%, 10/01/37	405	422,670
New York State Energy Research &
Development Authority, Refunding RB,
Central Hudson Gas, Series A
(AMBAC), 5.45%, 8/01/27	2,000	2,015,520
Suffolk County Industrial Development
Agency New York, RB, KeySpan, Port
Jefferson, AMT, 5.25%, 6/01/27	1,360	1,307,830
Suffolk County Industrial Development
Agency New York, Refunding RB,
Ogden Martin System Huntington,
AMT (AMBAC), 6.25%, 10/01/12	7,155	7,834,868

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School District — 12.1%
Brooklyn Arena Local Development
Corp., RB, Barclays Center Project,
6.38%, 7/15/43	$ 450	$ 463,815
City of New York New York, GO,
Sub-Series I-1, 5.38%, 4/01/36	2,650	2,844,377
Hudson Yards Infrastructure Corp., RB,
Series A:
5.00%, 2/15/47	2,750	2,614,233
(FGIC), 5.00%, 2/15/47	1,000	950,630
New York City Industrial Development
Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.43%,
3/01/43 (a)	2,000	277,600
Queens Baseball Stadium (AGC),
6.50%, 1/01/46	700	768,929
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/36	1,970	1,729,483
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/39	1,250	1,085,750
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/46	2,750	2,315,170
Yankee Stadium (NPFGC), 5.00%,
3/01/36	300	286,974
New York City Transitional Finance
Authority, RB:
Fiscal 2008, Series S-1, 4.50%,
1/15/38	500	485,300
Fiscal 2009, Series S-1, 5.63%,
7/15/38	200	218,446
Fiscal 2009, Series S-3, 5.25%,
1/15/39	2,100	2,211,594
Future Tax Secured, Series B,
5.50%, 2/01/17 (b)	170	178,857
Series S-2 (NPFGC), 4.50%,
1/15/31	1,250	1,225,100
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC):
5.00%, 11/15/35	4,450	4,405,322
5.00%, 11/15/44	990	966,062
New York State Dormitory Authority, RB,
State University Dormitory Facilities:
5.25%, 7/01/29	5	5,367
Series A, 5.00%, 7/01/39	750	782,685

                                                                                                  27,459,029

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.	GO	General Obligation Bonds
AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
AGM	Assured Guaranty Municipal Corp.	IDRB	Industrial Development Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	LRB	Lease Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
BHAC	Berkshire Hathaway Assurance Corp.	MRB	Mortgage Revenue Bonds
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
CIFG	CDC IXIS Financial Guaranty	PILOT	Payment in Lieu of Taxes
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bonds
FHA	Federal Housing Administration	SONYMA	State of New York Mortgage Agency

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

1

Schedule of Investments (continued)

BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School District (concluded)
Niagara County Industrial Development
Agency, Refunding RB, Series A, AMT,
5.45%, 11/15/26	$ 3,975 $	4,089,361
North Country Development Authority,
Refunding RB (AGM), 6.00%,
5/15/15	885	970,119
Sachem Central School District of
Holbrook New York, GO, Series B
(NPFGC) (b):
5.00%, 10/15/25	1,000	1,121,800
5.00%, 10/15/29	1,300	1,458,340
		31,455,314
Education — 12.5%
Hempstead Town Industrial
Development Agency, RB, Adelphi
University Civic Facility:
5.75%, 6/01/22	1,700	1,756,831
5.50%, 6/01/32	2,250	2,286,045
Madison County Industrial Development
Agency New York, RB, Commons II
LLC, Student Housing, Series A (CIFG),
5.00%, 6/01/33	400	372,960
Nassau County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project,
Series A, 4.75%, 3/01/26	1,000	972,740
New York City Industrial Development
Agency, RB:
Lycee Francais de New York Project,
Series A (ACA), 5.50%, 6/01/15	250	265,233
Lycee Francais de New York Project,
Series A (ACA), 5.38%, 6/01/23	195	198,984
Series C, 6.80%, 6/01/28	2,500	2,625,700
New York City Industrial Development
Agency, Refunding RB, Polytechnic
University Project (ACA), 5.25%,
11/01/37	750	660,848
New York Liberty Development Corp.,
RB, National Sports Museum Project,
Series A, 6.13%, 2/15/19 (c)(d)	1,000	10
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (e)	1,150	938,756
Mount Sinai School of Medicine,
5.13%, 7/01/39	1,800	1,795,788
Mount Sinai School of Medicine at
NYU (NPFGC), 4.50%, 7/01/37	335	297,182
New York University, Series 1
(AMBAC), 5.50%, 7/01/40	1,000	1,167,940
Rochester Institute of Technology,
Series A, 6.00%, 7/01/33	1,000	1,098,010
Rochester University, Series A,
5.25%, 7/01/23	250	261,738
Rochester University, Series A,
5.13%, 7/01/39 (b)	1,500	1,725,705

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB
(concluded):
University of Rochester, Series A,
5.13%, 7/01/39	$ 1,015	$ 1,050,840
New York State Dormitory Authority,
Refunding RB:
Brooklyn Law School, 5.75%,
7/01/33	475	485,198
Teachers College, 5.50%, 3/01/39	850	884,578
Yeshiva University, 5.00%, 9/01/38	1,400	1,438,038
Schenectady County Industrial
Development Agency, Refunding RB,
Union College Project, 5.00%,
7/01/31	2,900	3,008,431
Suffolk County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project,
5.00%, 3/01/26	750	745,898
Trust for Cultural Resources,
RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	1,550	1,532,872
Carnegie Hall, 5.00%, 12/01/39	1,325	1,350,347
Juilliard School, 5.00%, 1/01/39	1,050	1,109,335
Utica Industrial Development Agency
New York, RB:
Munson-Williams-Proctor Arts
Institute, 5.38%, 7/15/20	1,000	1,018,980
Munson-Williams-Proctor Arts
Institute, 5.40%, 7/15/30	1,210	1,224,677
Utica College Project, Series A,
5.75%, 8/01/28	1,470	1,281,693
Yonkers Industrial Development Agency
New York, RB, Sarah Lawrence
College Project, Series A, 6.00%,
6/01/41	1,000	1,032,630
		32,587,987
Health — 15.1%
Dutchess County Industrial
Development Agency New York, RB,
St. Francis Hospital, Series B, 7.25%,
3/01/19	900	906,570
Erie County Industrial Development
Agency, RB, Episcopal Church Home,
Series A:
5.88%, 2/01/18	1,265	1,265,468
6.00%, 2/01/28	1,490	1,489,911
Genesee County Industrial Development
Agency New York, Refunding RB,
United Memorial Medical Center
Project:
5.00%, 12/01/27	500	421,565
5.00%, 12/01/32	1,080	865,264

2 BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (continued)
Nassau County Industrial Development
Agency, Refunding RB, Special Needs
Facilities Pooled Program, Series F-1
(ACA), 4.90%, 7/01/21	$ 525	$ 433,267
New York City Industrial Development
Agency, RB:
A Very Special Place Inc. Project,
Series A, 6.13%, 1/01/13	275	272,134
A Very Special Place Inc. Project,
Series A, 7.00%, 1/01/33	1,600	1,518,048
PSCH Inc. Project, 6.38%, 7/01/33	6,000	5,150,580
Special Needs Facilities Pooled
Program, Series A-1, 6.50%,
7/01/17	1,000	972,360
Special Needs Facilities Pooled
Program, Series C-1, 6.50%,
7/01/17	2,540	2,469,794
New York City Industrial Development
Agency, Refunding RB (ACA), Special
Needs Facilities Pooled Program:
Series A-1, 4.38%, 7/01/20	1,000	801,320
Series A-1, 4.50%, 7/01/30	210	144,226
Series C-1, 5.10%, 7/01/31	525	388,075
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC),
5.00%, 8/15/36	750	781,387
NYU Hospital Center, Series B,
5.63%, 7/01/37	530	518,743
New York & Presbyterian Hospital
(AGM), 5.25%, 2/15/31	1,600	1,648,336
New York & Presbyterian Hospital
(AGM), 5.00%, 8/15/36	1,000	1,013,650
New York State Association for
Retarded Children, Inc., Series B
(AMBAC), 6.00%, 7/01/32	700	743,813
North Shore-Long Island Jewish
Health System, Series A, 5.50%,
5/01/37	1,675	1,695,217
North Shore-Long Island Jewish
Health System, Series A, 5.75%,
5/01/37	1,725	1,772,800
New York State Dormitory Authority,
Refunding RB:
North Shore-Long Island Jewish
Health System, Series E, 5.50%,
5/01/33	1,000	1,013,500
St. Luke's Roosevelt Hospital (FHA),
4.90%, 8/15/31	500	489,595

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
Orange County Industrial Development
Agency New York, RB, Special Needs
Facilities Pooled Program, Series G-1
(ACA), 4.90%, 7/01/21	$ 845	$ 697,353
Suffolk County Industrial Development
Agency New York, RB:
Huntington Hospital Project,
Series B, 5.88%, 11/01/32	2,000	2,009,140
Special Needs Facilities Pooled
Program, Series D-1, 6.50%,
7/01/17	135	131,269
Special Needs Facilities Pooled
Program, Series D-1 (ACA), 4.90%,
7/01/21	330	272,339
Sullivan County Industrial Development
Agency New York, RB, Special Needs
Facilities Pooled Program, Series H-1
(ACA), 4.90%, 7/01/21	330	272,339
Tompkins County Industrial
Development Agency New York,
Refunding RB, Continuing Care
Retirement Community, Kendal at
Ithaca Project, Series A-2:
5.75%, 7/01/18	900	900,450
6.00%, 7/01/24	1,000	1,000,190
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A,
6.50%, 1/01/34 (b)	5,200	5,900,752
Westchester County Industrial
Development Agency New York, RB,
Special Needs Facilities Pooled
Program, Series E-1 (ACA), 4.90%,
7/01/21	350	288,844
Yonkers Industrial Development Agency
New York, RB, Sacred Heart
Associations Project, Series A, AMT
(SONYMA), 5.00%, 10/01/37	1,000	936,250
		39,184,549
Housing — 5.3%
Monroe County Industrial Development
Agency, IDRB, Southview Towers
Project, AMT (SONYMA), 6.25%,
2/01/31	1,000	1,010,620
New York City Housing Development
Corp., RB:
Series A, AMT, 5.50%, 11/01/34	2,500	2,512,550
Series C, AMT, 5.05%, 11/01/36	1,220	1,145,336
The Animal Medical Center,
Series A, 5.50%, 12/01/33	2,485	2,489,150
New York Mortgage Agency, Refunding
RB, AMT:
Series 133, 4.95%, 10/01/21	1,000	1,011,470
Series 143, 4.90%, 10/01/37	1,860	1,771,017

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

3

Schedule of Investments (continued)

BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Housing (concluded)
New York State HFA, RB, AMT, Series A:
Division Street (SONYMA), 5.10%,
2/15/38	$ 875	$ 871,080
Highland Avenue Senior Apartments
(SONYMA), 5.00%, 2/15/39	2,000	1,845,160
Kensico Terrace Apartments
(SONYMA), 4.90%, 2/15/38	645	612,737
M/F Housing, Watergate II, 4.75%,
2/15/34	580	551,360
		13,820,480
State — 6.2%
New York Municipal Bond Bank Agency,
RB, Series C, 5.25%, 12/01/22	1,000	1,044,210
New York State Dormitory Authority,
LRB, Municipal Health Facilities,
Sub-Series 2-4, 4.75%, 1/15/30	2,100	2,112,096
New York State Dormitory Authority, RB:
Mental Health Services Facilities
Improvement, Series A (AGM),
5.00%, 2/15/22	1,000	1,057,960
School Districts Financing Program,
Series E (NPFGC), 5.75%,
10/01/30	1,180	1,245,053
New York State Dormitory Authority,
Refunding RB, Upstate Community
Colleges, Series B, 5.25%, 7/01/21	1,565	1,680,497
New York State Thruway Authority,
Refunding RB, Series A-1, 5.00%,
4/01/29	1,000	1,054,080
New York State Urban Development
Corp., Refunding RB:
Clarkson Center for Advance
Materials, 5.50%, 1/01/20	1,685	1,901,809
University Facilities Grants, 5.50%,
1/01/19	3,500	3,958,675
State of New York, GO, Series A, 5.00%,
2/15/39	1,950	2,040,909
		16,095,289
Tobacco — 5.0%
Chautauqua Tobacco Asset
Securitization Corp. New York, RB,
6.75%, 7/01/40	1,000	1,004,610
Erie County Tobacco Asset
Securitization Corp. New York, RB,
Asset-Backed, Senior Series A, 6.25%,
7/15/40 (b)	4,000	4,108,120
Nassau County Tobacco Settlement
Corp., Refunding RB, Asset-Backed,
Senior Series A-3, 5.00%, 6/01/35	2,000	1,643,340

	Par
Municipal Bonds	(000)	Value
New York (continued)
Tobacco (concluded)
New York Counties Tobacco Trust I, RB,
Series B:
Tobacco Pass Thru, 6.50%,
6/01/35	$ 750	$ 750,248
Tobacco Pass Thru, 6.63%,
6/01/42	490	490,431
Tobacco Settlement, 6.50%,
6/01/35 (b)	1,550	1,581,542
Tobacco Settlement, 6.63%,
6/01/42 (b)	1,010	1,030,766
Niagara County Tobacco Asset
Securitization Corp. New York, RB,
Asset-Backed, 6.25%, 5/15/40	1,000	964,490
Tobacco Settlement Financing Corp.
New York, RB, Asset-Backed,
Series A-1 (AMBAC), 5.25%, 6/01/20	1,455	1,545,603
		13,119,150
Transportation — 12.7%
Hudson Yards Infrastructure Corp., RB
(AGC), 5.00%, 2/15/47	1,000	990,620
Metropolitan Transportation Authority,
RB:
Series 2008C, 6.50%, 11/15/28	1,760	2,026,798
Series A, 4.50%, 11/15/38	2,700	2,546,478
Series A, 5.63%, 11/15/39	500	535,745
Series B, 4.50%, 11/15/37	1,000	946,990
New York State Thruway Authority, RB,
Series G (AGM), 5.00%, 1/01/30	1,000	1,027,320
Onondaga County Industrial
Development Agency New York, RB,
AMT:
Senior, Air Cargo, 6.13%, 1/01/32	3,950	3,490,260
Subordinate, Air Cargo, 7.25%,
1/01/32	1,365	1,247,760
Port Authority of New York & New
Jersey, RB:
Consolidated 116th Series, 4.13%,
9/15/32	1,500	1,439,025
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/10	5,250	5,343,292
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/11	2,555	2,652,064
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/13	2,575	2,719,329
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/14	2,620	2,767,978
Port Authority of New York & New
Jersey, Refunding RB, Consolidated,
132nd Series, 5.00%, 9/01/25	1,000	1,046,320

4 BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Transportation (concluded)
Triborough Bridge & Tunnel Authority,
Refunding RB (NPFGC), 5.25%,
11/15/23	$ 3,900	$ 4,146,129
		32,926,108
Utilities — 4.9%
Long Island Power Authority, RB,
General, Series C (CIFG), 5.25%,
9/01/29	3,000	3,293,250
Long Island Power Authority, Refunding
RB, Series A:
5.50%, 4/01/24	1,250	1,356,112
5.75%, 4/01/39	300	325,884
General, 6.00%, 5/01/33	2,450	2,758,406
New York City Municipal Water Finance
Authority, RB:
Fiscal 2008, Series A, 5.00%,
6/15/38	1,570	1,620,680
Fiscal 2009, Series A, 5.75%,
6/15/40	500	561,775
Series D, 4.75%, 6/15/38	770	770,770
Series FF-2, 5.50%, 6/15/40	800	882,528
New York City Municipal Water Finance
Authority, Refunding RB, Second
General, Series FF, 4.00%, 6/15/31	1,100	1,056,110
		12,625,515
Total Municipal Bonds in New York		219,273,421
Guam — 1.5%
State — 0.4%
Territory of Guam, GO, Series A, 7.00%,
11/15/39	970	1,036,891
Utilities — 0.8%
Guam Government Waterworks
Authority, Refunding RB, Water,
5.88%, 7/01/35	2,000	1,963,660
Tobacco — 0.3%
Guam Economic Development &
Commerce Authority, Refunding RB,
Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	1,075	904,602
Total Municipal Bonds in Guam		3,905,153
Puerto Rico — 9.0%
Corporate — 0.3%
Puerto Rico Industrial Medical &
Environmental Pollution Control
Facilities Financing Authority, RB,
Special Facilities, American Airlines,
Series A, 6.45%, 12/01/25	1,000	792,080
County/City/Special District/School District — 0.8%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A (AGM), 5.00%,
8/01/40	1,000	1,000,700

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
County/City/Special District/School District (concluded)
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.78%, 8/01/41 (a)	$ 7,500 $	1,109,475
		2,110,175
Education — 0.4%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, University Plaza Project, Series A
(NPFGC), 5.00%, 7/01/33	1,000	941,000
Housing — 1.2%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	3,000	2,967,150
State — 5.4%
Commonwealth of Puerto Rico, GO,
Public Improvement (NPFGC) (b):
5.75%, 7/01/19	4,900	4,957,134
5.75%, 7/01/21	4,075	4,122,514
Commonwealth of Puerto Rico, GO,
Refunding Public Improvement:
Series A-4 (AGM), 5.25%, 7/01/30	725	747,178
Series C, 6.00%, 7/01/39	700	729,680
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (a):
(AMBAC), 5.00%, 7/01/44	1,100	94,941
(FGIC), 4.77%, 7/01/42	7,470	748,569
Puerto Rico Public Buildings Authority,
RB, Government Facilities, Series I,
5.25%, 7/01/33 (b)	55	62,487
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 5.75%,
8/01/37	2,500	2,657,450
		14,119,953
Tobacco — 0.3%
Children's Trust Fund, Refunding RB,
Asset-Backed, 5.63%, 5/15/43	1,000	869,380
Transportation — 0.4%
Puerto Rico Highway & Transportation
Authority, RB, Series Y (AGM), 6.25%,
7/01/21	1,000	1,101,780
Utilities — 0.2%
Puerto Rico Aqueduct & Sewer
Authority, RB, Senior Lien, Series A,
6.00%, 7/01/38	500	518,030
Total Municipal Bonds in Puerto Rico		23,419,548

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

5

Schedule of Investments (continued)

BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
U.S. Virgin Islands — 1.7%
Corporate — 1.7%
United States Virgin Islands, Refunding
RB, Senior Secured, Hovensa Coker
Project, AMT, 6.50%, 7/01/21	$ 4,500 $	4,556,880
Total Municipal Bonds in the U.S. Virgin
Islands		4,556,880
Total Municipal Bonds – 96.6% 251,155,002
Municipal Bonds Transferred to Tender
Option Bond Trusts (f)
New York — 2.2%
County/City/Special District/School District — 1.3%
City of New York New York, GO, Series J,
5.00%, 5/15/23	1,800	1,883,718
New York State Dormitory Authority, RB,
State University Dormitory Facilities,
Series A, 5.25%, 7/01/29	1,350	1,449,077
		3,332,795
Housing — 0.9%
New York Mortgage Agency, Refunding
RB, Series 101, AMT, 5.40%,
4/01/32	2,459	2,467,232
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 2.2%		5,800,027
Total Long-Term Investments
(Cost – $252,846,843) – 98.8% 256,955,029
Short-Term Securities	Shares
CMA New York Municipal Money Fund
0.00% (g)(h)	3,019,339	3,019,339
Total Short-Term Securities
(Cost – $3,019,339) – 1.2%		3,019,339
Total Investments
(Cost – $255,866,182*) – 100.0%		259,974,368
Other Assets Less Liabilities – 1.0%		2,688,147
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (1.0)%		(2,808,084)
Net Assets – 100.0%	$ 259,854,431

* The cost and unrealized appreciation (depreciation) of investments as of

March 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 253,341,038
Gross unrealized appreciation	$ 10,874,612
Gross unrealized depreciation	(7,046,452)
Net unrealized appreciation	$ 3,828,160

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Non-income producing security.
(e) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(f) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:

______________________________________________________________________________________________________________________________________________________________________________________________________________

Net
Affiliate Activity Income
CMA New York Municipal Money
Fund	$ 209,372	$ 657

(h) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

6 BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

Schedule of Investments (concluded)

BlackRock New York Municipal Bond Fund

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund's investments:
Investment in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	--	$ 256,955,029	--	$ 256,955,029
Short-Term
Securities	$ 3,019,339	--	--	3,019,339
Total	$ 3,019,339 $	256,955,029	--	$ 259,974,368

1See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2010

7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

By: /s/Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series
Trust

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series
Trust

Date: May 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series
Trust

Date: May 27, 2010